Commitments And Contingencies - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Aug. 29, 2023	Jun. 30, 2023	Feb. 27, 2023	Feb. 23, 2023	Dec. 31, 2021
Commitments and Contingencies [Line Items]
Underwriting discount per share	$ 0.2	$ 0.2
Adjustment to additional paid in capital underwriting discount	$ 5,750,000	$ 5,750,000
Percentage of gross proceeds of the IPO payable to Underwriters as Marketing Fee	3.50%	3.50%
Deferred Legal Fees							$ 0
Temporary equity shares outstanding	6,104,682	28,750,000					28,750,000
Percentage Of Underwriting Commissions Charged To Proceeds From IPO	15.90%
Common Class A [Member]
Commitments and Contingencies [Line Items]
Temporary equity shares outstanding	6,104,682	28,750,000	2,328,063	8,432,745	20,317,255	20,317,255	28,750,000
Percentage Of Common Stock Issued And Outstanding			27.61%		70.67%	70.67%
Second Extension [Member] | Common Class A [Member]
Commitments and Contingencies [Line Items]
Temporary equity shares outstanding	6,104,682					2,328,063
Percentage Of Common Stock Issued And Outstanding						27.61%
Unbilled Expenses [Member]
Commitments and Contingencies [Line Items]
Deferred Legal Fees	$ 3,623,594	$ 2,633,139